Annual Total Returns- JPMorgan SMID Cap Equity Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan SMID Cap Equity Fund - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.57%)	16.18%	40.34%	15.62%	(5.90%)	12.12%	16.96%	(11.62%)	26.12%	10.20%